COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2025
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES

NOTE 10: COMMITMENTS AND CONTINGENCIES

A.	Guarantees:

As of December 31, 2025 and 2024, the Company has provided a bank guarantee in the amount of $19,793 and $8,264, respectively, to secure its lease agreement.

B.	Indemnifications

The Company enters into standard indemnification provisions in the ordinary course of business, including certain customers, business partners, the Company’s officers, and directors.

Pursuant to these provisions, the Company has agreed to indemnify and defend the indemnified party claims and related losses suffered or incurred by the indemnified party from actual or threatened third-party claims because of the Company’s activities or non-compliance with certain representations and warranties made by the Company.

It is not possible to determine the maximum potential loss under these indemnification provisions due to the Company’s limited history of prior indemnification claims and the unique facts and circumstances involved in each particular provision. To date, losses recorded in the Company’s consolidated statements of operations in connection with the indemnification provisions have not been material. There are no claims pending as of December 31, 2025 and 2024, related to indemnification agreements.

The Company has entered into service-level agreements with some of its enterprise customers defining levels of uptime reliability and performance and permitting those customers to receive credits for prepaid amounts related to unused subscription services if the Company fails to meet the defined levels of uptime in a certain calendar month. To date, the Company has not experienced any significant failures to meet defined levels of uptime reliability and performance. In addition, since the calculation is monthly for each calendar month, there is no uncertainty at the end of the reporting period. Therefore, the Company has not accrued any liabilities related to these agreements in the consolidated financial statements.

C. Legal Contingencies:

On March 10, 2026, an individual shareholder filed a putative class action asserting claims under Sections 10(b) and 20(a) of the Exchange Act concerning certain of the Company’s forward-looking earnings guidance. The case is pending in the U.S. District Court for the Southern District of New York and asserts claims against the Company and certain of its directors and officers. The case is currently in a preliminary stage. The Company believes the claims are without merit and intends to vigorously defend against them.

D. Other Commitments:

Other commitments include payments to third-party vendors for services related mainly to hosting-related services, software licenses and services. Future minimum payments under the Company’s other commitments, as of December 31, 2025, are as follows:

Years Ending December 31,	Amount
2026	$55,729
2027	17,468
2028	0
Total contractual obligations	$73,197

Additionally, the Company entered into operating lease agreements for new offices in Israel and an additional floor in New York. The lease commencement dates have not yet occurred, and accordingly, these leases were not recognized on the consolidated balance sheet as of December 31, 2025. The total undiscounted future lease payments under these agreements amount to $51,748, with lease terms of 10 years and 5 years, respectively, and were excluded from the table above.